EARNINGS PER SHARE - Earnings (loss) per share computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Numerator
Net earnings attributable to equity holders of IAMGOLD	$ 30.8	$ 17.0	$ 519.3	$ 57.9
Denominator
Weighted average number of common shares (basic)	464.7	428.3	462.3	410.3
Basic earnings attributable to equity holders of IAMGOLD (in dollars share)	$ 0.07	$ 0.04	$ 1.12	$ 0.14
Dilutive effect of share options	1.2	1.0	1.2	0.4
Dilutive effect of restricted share units	3.4	2.9	3.2	2.5
Weighted average number of common shares (diluted)	469.3	432.2	466.7	413.2
Diluted earnings attributable to equity holders of IAMGOLD (in dollars per share)	$ 0.07	$ 0.04	$ 1.11	$ 0.14